Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.03650%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,918,557.01

Principal:
Principal Collections	$22,408,343.24
Prepayments in Full	$11,539,510.57
Liquidation Proceeds	$361,643.05
Recoveries	$104,892.66
Sub Total	$34,414,389.52
Collections	$37,332,946.53

Purchase Amounts:
Purchase Amounts Related to Principal	$134,208.28
Purchase Amounts Related to Interest	$699.28
Sub Total	$134,907.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,467,854.09

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,467,854.09
Servicing Fee	$596,554.28	$596,554.28	$0.00	$0.00	$36,871,299.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,871,299.81
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$36,871,299.81
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$36,871,299.81
Interest - Class A-3 Notes	$1,878,564.04	$1,878,564.04	$0.00	$0.00	$34,992,735.77
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$34,606,889.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,606,889.10
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$34,366,047.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,366,047.60
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$34,366,047.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,366,047.60
Regular Principal Payment	$32,194,326.37	$32,194,326.37	$0.00	$0.00	$2,171,721.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,171,721.23
Residual Released to Depositor	$0.00	$2,171,721.23	$0.00	$0.00	$0.00
Total		$37,467,854.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,194,326.37
Total					$32,194,326.37

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$32,194,326.37	$49.28	$1,878,564.04	$2.88	$34,072,890.41	$52.16
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$32,194,326.37	$17.48	$2,505,252.21	$1.36	$34,699,578.58	$18.84

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$442,015,067.95	0.6765882	$409,820,741.58	0.6273087
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$627,455,067.95	0.3406213	$595,260,741.58	0.3231442

Pool Information
Weighted Average APR	4.881%	4.897%
Weighted Average Remaining Term	37.30	36.57
Number of Receivables Outstanding	29,080	28,238
Pool Balance	$715,865,140.24	$680,976,444.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$664,297,044.22	$632,102,717.85
Pool Factor	0.3580259	0.3405770

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$48,873,726.76
Targeted Overcollateralization Amount	$85,715,703.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$85,715,703.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$444,990.49
(Recoveries)		102	$104,892.66
Net Loss for Current Collection Period			$340,097.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5701%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3220%
Second Prior Collection Period			0.9321%
Prior Collection Period			0.9532%
Current Collection Period			0.5843%
Four Month Average (Current and Prior Three Collection Periods)			0.6979%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,356	$15,152,231.81
(Cumulative Recoveries)			$2,368,093.76
Cumulative Net Loss for All Collection Periods			$12,784,138.05
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6394%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,431.34
Average Net Loss for Receivables that have experienced a Realized Loss			$5,426.20

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.28%	246	$8,698,766.46
61-90 Days Delinquent	0.24%	45	$1,604,993.52
91-120 Days Delinquent	0.03%	5	$217,034.18
Over 120 Days Delinquent	0.06%	10	$391,292.33
Total Delinquent Receivables	1.60%	306	$10,912,086.49

Repossession Inventory:
Repossessed in the Current Collection Period		24	$1,072,031.80
Total Repossessed Inventory		43	$1,710,190.40

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2127%
Prior Collection Period			0.2098%
Current Collection Period			0.2125%
Three Month Average			0.2117%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3250%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	27

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	89	$3,126,457.85
2 Months Extended	117	$3,884,389.97
3+ Months Extended	26	$916,521.72

Total Receivables Extended	232	$7,927,369.54
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer